SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION (Schedule of Other Current Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Payroll and related employee accruals	$ 10,512	$ 11,500
Governmental authorities	639	651
Deferred rent income	2,065
Other	106	110
Other current liabilities	$ 13,322	$ 12,261